UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
					[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Chicago Asset Management Company
Address:	70 West Madison Street
		56th Floor
		Chicago, IL  60602

13F File Number:  28-1560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Donna L. Minnich
Title:	Executive Vice President
Phone:	312-372-2800
Signature, Place, and Date of Signing:

	Donna L. Minnich		Chicago, Illinois		July 28, 1999

Report Type (Check only one.):
[ X	]	13F HOLDINGS REPORT.
[	]	13F NOTICE.
[	]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$1,108,228



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP                   Com              001957109    20427   366000 SH       SOLE                   291900             74100
AETNA LIFE & CAS CO            Com              008117103    33649   376225 SH       SOLE                   300825             75400
ALLSTATE CORP.                 Com              020002101    36707  1023200 SH       SOLE                   821300            201900
BANK OF AMERICA CORP           Com              060505104    42999   586511 SH       SOLE                   468255            118256
BANK ONE CORP                  Com              06423A103    38769   650898 SH       SOLE                   519954            130944
BELL ATLANTIC CORP COM         Com              077853109    41216   630450 SH       SOLE                   502850            127600
CHUBB CORP                     Com              171232101    39674   570850 SH       SOLE                   456150            114700
COLUMBIA HCA HEALTHCARE CORP   Com              197677107    37258  1633225 SH       SOLE                  1291925            341300
CONOCO INC - CLASS A           Com              208251306    38002  1363300 SH       SOLE                  1086800            276500
CROWN CORK & SEAL INC COM      Com              228255105    31738  1113600 SH       SOLE                   894100            219500
DAIMLERCHRYSLER AG             Com              D1668R123    34576   388489 SH       SOLE                   310756             77733
DELUXE CORP                    Com              248019101    38952  1003600 SH       SOLE                   800800            202800
DOW CHEM CO                    Com              260543103    37929   298950 SH       SOLE                   238850             60100
DU PONT E I DE NEMOUR          Com              263534109      239     3500 SH       SOLE                     3500
EASTMAN KODAK CO               Com              277461109    35928   530300 SH       SOLE                   423700            106600
ELECTRONIC DATA SYSTEMS CORP   Com              285661104    38448   679000 SH       SOLE                   541325            137675
ENRON CORP                     Com              293561106    33513   409950 SH       SOLE                   327350             82600
GENERAL ELECTRIC CO            Com              369604103      407     3600 SH       SOLE                     3600
GENERAL MILLS INC              Com              370334104      225     2800 SH       SOLE                     2800
GENERAL MOTORS CORP            Com              370442105    36800   557575 SH       SOLE                   445875            111700
GOODYEAR TIRE & RUBBER         Com              382550101    37549   638450 SH       SOLE                   508750            129700
HALLIBURTON CO                 Com              406216101    32910   727300 SH       SOLE                   581200            146100
HEWLETT PACKARD CO             Com              428236103      281     2800 SH       SOLE                     2800
IBM                            Com              459200101    43848   339250 SH       SOLE                   271450             67800
INTERNATIONAL PAPER            Com              460146103    32245   641700 SH       SOLE                   511800            129900
MOTOROLA INC                   Com              620076109    39743   419450 SH       SOLE                   334550             84900
NEWMONT MINING CORP            Com              651639106    36038  1813250 SH       SOLE                  1450650            362600
PHARMACIA & UPJOHN             Com              716941109    34288   603525 SH       SOLE                   480905            122620
RAYTHEON CO-CLASS A            Com              755111309    38039   552284 SH       SOLE                   439554            112730
SCHLUMBERGER LTD               Com              806857108    34328   539000 SH       SOLE                   430800            108200
SEARS ROEBUCK & CO             Com              812387108    32299   724800 SH       SOLE                   579800            145000
SYSCO CORP                     Com              871829107    27849   934150 SH       SOLE                   746350            187800
TENNECO INC                    Com              88037E101    31113  1303150 SH       SOLE                  1036550            266600
UNITED HEALTHCARE CORP         Com              910581107    37680   601675 SH       SOLE                   480075            121600
WEYERHAEUSER CO                Com              962166104    32562   473625 SH       SOLE                   378025             95600